Investees (Details Textual) - ILS (₪) ₪ in Millions			1 Months Ended				12 Months Ended
	Mar. 06, 2018	Aug. 04, 2009	Feb. 28, 2018	Jan. 21, 2018	Sep. 30, 2016	Mar. 25, 2015	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Oct. 10, 2018	May 10, 2018	Jan. 14, 2016
Investees (Textual)
Number of ordinary shares sold													575,000
Aggregate share sale percentage													1.92%
Sale of ordinary shares value													₪ 56
Ownership percentage													64.78%
Payments of debt estimated value									₪ 43
Impairment losses							₪ 2,294	[1],[2]	129
Operating loss							₪ (1,965)	[1]	1,604	₪ 1,861
Bezeq [Member]
Investees (Textual)
Outstanding shares, percentage							25.82%
Outstanding shares held percentage							0.52%
Dividend paid by Bezeq to non-controlling interests							₪ 506		948
Distributed cash dividend											₪ 318	₪ 368
Distribute percentage of semi-annual profit	70.00%	100.00%
Cash consideration				₪ 497
Bezeq [Member] | March 28, 2018 [Member]
Investees (Textual)
Distribution of cash dividend									₪ 368
B Communications Ltd [Member]
Investees (Textual)
Received share of dividend distribution											₪ 97	₪ 84
DBS [Member]
Investees (Textual)
Description of DBS share capital						March 25, 2015, Bezeq held 49.78% of the share capital of DBS and it held options that confer the right to 8.6% in DBS shares, which Bezeq is unable to exercise. Eurocom DBS Ltd. held the balance of DBS shares. On March 25, 2015, Bezeq exercised the options that were allotted, for no consideration, and on June 24, 2016, Bezeq completed a transaction for the acquisition of the entire holdings of Eurocom DBS in DBS, and all of the owner's loans provided by Eurocom to DBS ("the Acquisition Transaction").
Share capital, percentage						49.78%
Percentage of acquired						8.60%
Ownership interest							100.00%
Cash consideration							₪ 680
Financing expenses recognized for elimination of debt balance of the advance payments							43
Converted debentures amount			₪ 422
Additional investment							100
Shareholders' loan							97
Description of Eurocom DBS payments					Bezeq paid Eurocom DBS NIS 188 (plus interest differences of NIS 10) for the First Contingent Consideration, under the Assessment Agreement.
Impairment losses							1,100
Operating loss							1,156
DBS [Member] | Second Contingent Consideration [Member]
Investees (Textual)
Cash consideration							₪ 170
May 14, 2019 [Member]
Investees (Textual)
Ownership percentage							51.95%
March 27, 2019 [Member] | Bezeq [Member]
Investees (Textual)
Registered share capital, description							Bezeq's Board of Directors approved the convening of a general meeting to approve an increase in Bezeq's registered share capital by one billion shares of NIS 1 par value each, as a preliminary measure before potential capital raising in the amount of NIS 2 billion by issuing rights.
February 13, 2019 [Member] | DBS [Member]
Investees (Textual)
Credit facility or capital investments amount							₪ 250
March 2019 [Member] | Bezeq [Member]
Investees (Textual)
Additional investment							₪ 70

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1
[2]	For information regarding early adoption of IFRS 16, Leases, see Note 3a.